Royalty Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Royalty Obligation	Royalty Obligation
On May 29, 2020, the closing date of the Recapitalization Transaction, the Company and Sprott Private Resource Lending II (Co) Inc. (the “Payee”) entered into a royalty agreement with respect to the Hycroft Mine (the “Sprott Royalty Agreement”) in which Payee paid to the Company cash consideration in the amount of $30.0 million, for which the Company granted to Payee a perpetual royalty equal to 1.5% of the Net Smelter Returns from its Hycroft Mine, payable monthly. Net Smelter Returns for any given month are calculated as Monthly Production multiplied by the Monthly Average Gold Price and the Monthly Average Silver Price, minus Allowable Deductions, as such terms are defined in the Sprott Royalty Agreement. The Company is required to remit royalty payments to the Payee free and clear and without any present or future deduction, withholding, charge or levy on account of taxes, except Excluded Taxes as such term is defined in the Sprott Royalty Agreement..
The Company has the right to repurchase up to 33.3% (0.5% of the 1.5% royalty) of the royalty on each of the first and second anniversaries from May 29, 2020. The Sprott Royalty Agreement is secured by a first priority lien on certain property of the Hycroft Mine, including: (1) all land and mineral claims, leases, interests, and rights; (2) water rights, wells, and related infrastructure; and (3) stockpiles, buildings, structures, and facilities affixed to, or situated on, the Hycroft Mine, which ranks senior to security interests and liens granted pursuant to the Sprott Credit Agreement. In addition to the terms generally described above, the Sprott Royalty Agreement contains other terms and conditions commonly contained in royalty agreements of this nature.
During the three months ended March 31, 2021, the Company recorded amortization of the royalty obligation of approximately $0.03 million and made payments of $0.4 million. As of March 31, 2021, $0.1 million of the royalty obligation was recorded as a current liability based upon the estimated gold and silver expected to be produced over the next 12 months, using the current mine plan, and current proven and probable mineral reserves.
Royalty Obligation
On May 29, 2020, the closing date of the Recapitalization Transaction, the Company and Sprott Private Resource Lending II (Co) Inc. (the “Payee”) entered into a royalty agreement with respect to the Hycroft Mine (the “Sprott Royalty Agreement”) in which Payee paid to the Company cash consideration in the amount of $30.0 million, for which the Company granted to Payee a perpetual royalty equal to 1.5% of the Net Smelter Returns from its Hycroft Mine, payable monthly. Net Smelter Returns for any given month are calculated as Monthly Production multiplied by the Monthly Average Gold Price and the Monthly Average Silver Price, minus Allowable Deductions, as such terms are defined in the Sprott Royalty Agreement.
The Company has the right to repurchase up to 33.3% (0.5% of the 1.5% royalty) of the royalty on each of the first and second anniversaries from May 29, 2020. The Sprott Royalty Agreement is secured by a first priority lien on certain property of the Hycroft Mine, including: (1) all land and mineral claims, leases, interests, and rights; (2) water rights, wells, and related infrastructure; and (3) stockpiles, buildings, structures, and facilities affixed to, or situated on, the Hycroft Mine, which ranks senior to security interests and liens granted pursuant to the Sprott Credit Agreement. In addition to the terms generally described above, the Sprott Royalty Agreement contains other terms and conditions commonly contained in royalty agreements of this nature.
During the year ended December 31, 2020, the Company recorded amortization of the royalty obligation of approximately $0.04 million and made payments of $0.5 million. As of December 31, 2020, $0.1 million of the royalty obligation was recorded as a current liability based upon the estimated gold and silver expected to be produced over the next 12 months, using the current mine plan, and current proven and probable mineral reserves.